SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment reporting
Number of operating segments | segment	2
Revenues	$ 255,287	$ 629,428	$ 503,568
Cost of revenues	101,795	269,496	228,490
Gross profit	153,492	359,932	275,078
Fulfillment	18,932	34,916	30,617
Selling and marketing	111,919	302,694	222,629
General and administrative	25,735	34,078	36,295
Other operating income	(876)	(1,361)	(223)
(Loss) / income from operations	(2,218)	(10,395)	(14,240)
Interest income	90	350	57
Interest expense		(4)	(5)
Other (expense) / income, net	(400)	499	982
Impairment loss on investment	0	0	(56,083)
Total other (loss) / income	(310)	845	(55,049)
(Loss) / income before income tax	(2,528)	(9,550)	(69,289)
Operating Segments | Product sales
Segment reporting
Revenues	243,700	617,240	491,949
Cost of revenues	98,926	265,964	223,383
Gross profit	144,774	351,276	268,566
Fulfillment	12,308	29,580	27,215
Selling and marketing	111,825	302,245	221,578
General and administrative	22,506	29,138	30,918
Other operating income	(214)	(351)	(127)
(Loss) / income from operations	(1,651)	(9,336)	(11,018)
Interest income	53	270	57
Other (expense) / income, net	(472)	485	972
Impairment loss on investment			(56,083)
Total other (loss) / income	(419)	755	(55,054)
(Loss) / income before income tax	(2,070)	(8,581)	(66,072)
Operating Segments | Services
Segment reporting
Revenues	11,587	12,188	11,619
Cost of revenues	2,869	3,532	5,107
Gross profit	8,718	8,656	6,512
Fulfillment	6,624	5,336	3,402
Selling and marketing		415	952
General and administrative	1,381	1,725	1,617
Other operating income	(662)	(1,010)	(96)
(Loss) / income from operations	1,375	2,190	637
Interest income	37	80
Interest expense		(4)	(5)
Other (expense) / income, net	72	14	10
Total other (loss) / income	109	90	5
(Loss) / income before income tax	1,484	2,280	642
Corporate and Unallocated
Segment reporting
Selling and marketing	94	34	99
General and administrative	1,848	3,215	3,760
(Loss) / income from operations	(1,942)	(3,249)	(3,859)
(Loss) / income before income tax	$ (1,942)	$ (3,249)	$ (3,859)